Risk Management and Use of Derivative Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amount of Gain (Loss) Recognized in Income on Derivatives
Derivative Instruments, Gain (Loss) Recognized in Income, Net	$ 537	$ 0	$ 0
Interest rate swap
Amount of Gain (Loss) Recognized in Income on Derivatives
Derivative Instruments, Gain (Loss) Recognized in Income, Net	429	0	0
Stock warrants
Amount of Gain (Loss) Recognized in Income on Derivatives
Derivative Instruments, Gain (Loss) Recognized in Income, Net	$ 108	$ 0	$ 0